CAZ GP STAKES FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

COMMON STOCKS - 46.0%	Shares	Cost	Value
FINANCIALS - 46.0%
ASSET MANAGEMENT - 46.0%
Apollo Global Management, Inc.	51,750	$5,765,915	$6,122,543
Ares Management Corporation - Class A	60,280	6,867,851	6,709,767
Blackstone, Inc. (a)	59,400	6,794,376	6,989,598
Blue Owl Capital, Inc. - Class A (a)	575,920	6,068,136	5,039,300
Bridgepoint Group PLC	1,912,215	6,225,563	6,659,657
Carlyle Group, Inc. (The) (a)	160,700	7,715,342	6,767,077
CVC Capital Partners PLC	452,200	6,317,276	6,571,081
ICG PLC	293,600	6,210,858	6,581,684
KKR & Company, Inc. (a)	67,725	6,473,681	6,215,801
Ridgepost Capital, Inc. - Class A	1,080,500	7,983,404	8,503,534
StepStone Group, Inc. - Class A	165,700	7,444,243	6,853,352
TPG, Inc. - Class A	195,800	8,111,997	7,939,690
TOTAL COMMON STOCKS		$81,978,642	$80,953,084

PRIVATE INVESTMENTS - 25.1%	Acquisition Date	Shares	Cost	Value
CO-INVESTMENTS - 1.0%
FINANCIALS - 1.0%
Bonaccord Pier AH Aggregator, LP (b)(c)(d)(e)	3/11/2026	–	$1,299,242	$1,299,242
Bonaccord Pier IH Aggregator, LP (b)(c)(d)(e)	3/11/2026	–	503,788	503,788
TOTAL CO-INVESTMENTS			1,803,030	1,803,030

PRIMARY FUND INVESTMENTS - 4.9%
FINANCIALS - 4.9%
Blue Owl GP Stakes III Offshore Investors LP (b)(c)(d)(e)	4/16/2026	–	5,543,730	5,540,930
Dawson Partners (Canyon) LP (b)(c)(d)(e)(f)	–	–	–	(329,249)
HPC Preferred Opportunities, LP (b)(c)(d)(e)	3/31/2026	–	2,412,352	2,420,321
Hunter Point Capital Investors (Offshore), LP (b)(c)(d)(e)	4/16/2026	–	987,286	984,487
TOTAL PRIMARY FUND INVESTMENTS			8,943,368	8,616,489

CAZ GP STAKES FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited) (Continued)

PRIVATE INVESTMENTS - 25.1% (Continued)	Acquisition Date	Shares	Cost	Value
SECONDARY FUND INVESTMENTS - 19.2%
FINANCIALS - 19.2%
Blue Owl GP Stakes II US Investors LP (b)(c)(e)(g)	4/1/2026	–	$780,590	$780,590
Blue Owl GP Stakes IV Offshore Investors, LP (b)(c)(e)(g)	4/1/2026	–	14,316,954	18,069,799
Blue Owl GP Stakes V US Investors LP (b)(c)(e)(g)	6/30/2026	–	236,905	236,905
Bonaccord Capital Partners I-A, LP (b)(c)(e)(g)	3/12/2026	–	14,713,706	14,713,706
TOTAL SECONDARY FUND INVESTMENTS			30,048,155	33,801,000

TOTAL PRIVATE INVESTMENTS			$40,794,553	$44,220,519

MONEY MARKET SECURITIES - 26.9%	Shares	Cost	Value
Federated Government Obligations - Premier Class, 3.55% (h)	47,398,809	$47,398,809	$47,398,809

TOTAL INVESTMENTS AT VALUE - 98.0%		$170,172,004	$172,572,412

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%			3,600,280

NET ASSETS - 100.0%			$176,172,692

(a)	All or a portion of the security covers a written put option. The total value of securities as of June 30, 2026 was $25,011,776.
(b)	Restricted investments as to resale. The total of these restricted securities represents 25.1% of Net Assets. The total value of these securities is $44,220,519.
(c)	Investment does not issue shares.
(d)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(e)	Non-income producing security.
(f)	As of June 30, 2026, $25,000,000 has been committed for this investment but has not yet been funded by the Fund. There is an unrealized loss of $329,249 allocated to this investment due to expenses applied in advance of called capital.
(g)	Level 3 securities fair valued using significant unobservable inputs. The total of these Level 3 securities represents 19.2% of Net Assets. The total value of these securities is $33,801,000.
(h)	The rate shown is the 7-day effective yield as of June 30, 2026.

LP	-	Limited Partnerships
PLC	-	Publicly Limited Company

CAZ GP STAKES FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited) (Continued)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts*	Notional Value	Value of Options
Put Option Contracts – (0.7%)
Blackstone, Inc., 07/17/26	$120.00	(48)	$(564,816)	$(27,264)
Blue Owl Capital, Inc., 08/21/26	11.00	(3,800)	(3,325,000)	(950,000)
Carlyle Group, Inc. (The), 08/21/26	40.00	(625)	(2,631,875)	(128,125)
KKR & Company, Inc., 08/21/26	97.50	(150)	(1,376,700)	(142,500)
Pershing Square, Inc., 07/17/26	30.00	(100)	(328,600)	(11,000)

Total Written Option Contracts (Premiums $1,151,647)			$(8,226,991)	$(1,258,889)

*	Each option contract has a multiplier of 100 shares.

The average monthly notional value of written option contracts during the three months ended June 30, 2026 was $11,036,530.